Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Cash and cash equivalents

6	Cash and cash equivalents

	June 30, 2022	December 31, 2021
(in $ millions)	$	$
Short-term deposits	654	594
Cash at banks and on hand	2,139	4,397

Cash and cash equivalents in the statement of financial position	2,793	4,991
Restricted cash	(165)	(153)

Cash and cash equivalents in the statement of cash flows	2,628	4,838

i)	Term deposits classification as cash equivalents or other investments
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
Term deposits that exceed that maturity are classified as “Other investments”. A net amount of
 $888
million has been placed in such term

deposits during the six months ended June 30, 2022.

ii)	Restricted cash
The amount of cash and cash equivalents balances held by subsidiaries that operate in countries where legal restrictions apply when the balances are not available for general use by the parent or other subsidiaries.